Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term debt

		December 31,
		2011	2012
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	27,340	24,940
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	22,620	19,820
(c)	Eton, Benmore and Ingram	22,473	20,985
(d)	Tasman and Santon	14,824	13,600
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	56,230	52,802
(f)	Andros, Dilos, Ios, Sifnos, Tinos	38,223	33,949
(g)	Kassos, Tilos, Halki, Symi	32,698	30,734
(h)	Aegean III, VIII, XII	8,500	6,326
(i)	Blatoma	2,455	2,175
(j)	Verbeke Bunkering	2,331	1,322
(k)	Seatra	6,988	6,631
(l)	Overdraft facility under senior secured credit facility dated 03/16/2009 (1)	123,000	118,250
	Total	357,682	331,534
	Less: Current portion	(21,428)	(144,042)
	Long-term portion	336,254	187,492

Principal payments
Amount
2013	144,042
2014	18,673
2015	18,368
2016	18,268
2017	132,183
331,534